Financial Income and Expenses - Summary of Financial Revenues and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Interest on leases	€ 291	€ 18	€ 18
Interest on overdrafts and other finance costs	35	29	36
Interest on RCAs	17	15	90
Foreign Exchange differences			4,309
Finance expenses	343	62	4,454
Finance income on the net investment in lease	62
Interest income bank account	30	308	927
Foreign Exchange differences	326	387
Other financial income	164	109	6
Finance income	582	804	933
Net Financial result	€ 239	€ 743	€ (3,518)